Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Related Party Transaction [Line Items]
Paid or accrued management fees	$ 0.4	$ 1.3	$ 4.9	$ 4.5	$ 3.2
DM Ventures I, LLC [member] | Lease For Corporate Head Quarters [member]
Related Party Transaction [Line Items]
Paid or accrued management fees			$ 1.9	$ 1.6	$ 1.6